TAXATION - Loss by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Loss from the Chinese mainland operations	¥ 461,858		¥ 1,402,607	¥ 2,225,317
Loss from the non-Chinese mainland operations	1,500,697		610,239	257,368
Total losses before tax	¥ 1,962,555	$ 276,421	¥ 2,012,846	¥ 2,482,685